UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _3/31__

Date of reporting period:  9/30/20__

Item 1. Reports to Stockholders.

Semiannual Report
Franklin ETF Trust
September 30, 2020
Franklin Equity Portfolio Fund Franklin Fixed Income Portfolio Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
Contents
Semiannual Report
Franklin Equity Portfolio Fund
......................
2
Franklin Fixed Income Portfolio Fund
................
7
Financial Highlights and Statements of Investments
...
12
Financial Statements
.............................
16
Notes to Financial Statements
.....................
19
Shareholder Information
..........................
24
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Equity Portfolio Fund
This inaugural semiannual report for Franklin Equity Portfolio
Fund covers the period since the Fund’s inception on July
15, 2020, through September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to achieve its investment goal of long-
term capital appreciation by investing primarily in other
Franklin Templeton mutual funds and Franklin Templeton
and third-party exchange-traded funds (ETFs) (together, the
“underlying funds”). Through the Fund’s investments in these underlying funds, the Fund normally invests at least 80% of
its net assets in equity securities and other instruments that have economic characteristics similar to equity securities.
Performance Overview
During the period from July 15, 2020, through September 30,
2020, the Fund posted a +1.70% cumulative total return. For
comparison, the MSCI All Country World Index-NR, which
measures equity market performance in global developed
and emerging markets, posted a +3.14% total return for the
same period.
1
You can find more of the Fund's performance
data in the Performance Summary beginning on page 4.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), advanced during the period since the
Fund’s inception on July 15, 2020, through September 30,
2020, as markets continued to recover from the disruption
created by the novel coronavirus (COVID-19). Despite
the impact of the virus and ongoing restrictions on travel,
gatherings and economic activity, a steady equity market
recovery amid unprecedented monetary and fiscal support
*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
led stocks, as measured by the S&P 500, to reach all-time
price highs in early September 2020. Nonetheless, several
risks tempered investors’ enthusiasm in the period’s final
month, including persistent COVID-19 infection rates, fading hopes for additional stimulus, and uncertainties surrounding the upcoming presidential election.
In March 2020, a few months before the beginning of the
reporting period, the U.S. Federal Reserve (Fed) lowered
the federal funds target rate to a range of 0.00%–0.25% and
implemented a policy of unlimited, open-ended purchasing
of government-backed and corporate bonds to help keep
markets functioning. Additionally, the Fed announced in
August 2020 that future interest rates could potentially
remain low, even if inflation persistently exceeded the
Fed’s 2% target. Before the reporting period, the federal
government also passed several rounds of fiscal stimulus,
providing aid to businesses, state and local governments
and individuals.
The monetary and fiscal stimulus measures helped equities
gain during the period, even as the economy continued to
struggle. The longest U.S. economic expansion in history
ended in February (before the reporting period), according
to the National Bureau of Economic Research, and the
country slipped into a deep recession with second-quarter
2020 gross domestic product (GDP) declining at a record
pace. Social distancing requirements hindered businesses
that require in-person contact, particularly brick-and-
mortar retailers and travel and leisure companies. As a
result, the unemployment rate surged as many businesses
announced mass layoffs, but conditions began to improve
as stimulus measures helped support consumer spending,
and unemployment fell from 10.2% in July 2020 to 7.9% by
Portfolio Composition
9/30/20
% of Total
Net Assets *
Domestic Equity 76.6%
Foreign Equity 32.6%
Short-Term Investments & Other Net Assets -9.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
13
.

Franklin Equity Portfolio Fund

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Semiannual Report
period-end.
2
Economic growth resumed in the third quarter
at the fastest annualized rate on record as many businesses
reopened, but the GDP remained below its pre-pandemic
level.
The improving economic conditions buoyed stocks, and
many investors were optimistic the economy would continue
to improve as restrictions eased and potential COVID-19
vaccines and treatments were developed. Near period-end,
however, some signs emerged that the economic recovery
was stalling, including persistently high unemployment
claims and low consumer confidence, leading stocks to
reverse some of their earlier gains.
Investment Strategy
The Fund primarily invests in underlying funds that provide
exposure to U.S. and international equity securities,
including emerging markets securities, of any market
capitalization. In choosing underlying funds, the investment manager considers the underlying funds’ foreign and
domestic exposure and market capitalization ranges. In
addition, the investment manager evaluates the risk level
of each underlying fund by analyzing factors such as: (a)
the underlying fund’s performance, including comparative
performance against its benchmark indices and its
Morningstar peer group, (b) the correlation of the underlying fund’s performance with other underlying funds and their
corresponding benchmark indices, and (c) volatility.
Manager’s Discussion
Franklin Equity Portfolio Fund launched on July 15, 2020,
with an objective of long-term capital appreciation, while
providing diversified equity exposures across capitalization sizes and investment styles. The Fund’s performance can be
attributed to its allocation among domestic and foreign equity securities and to the actual performance of the underlying
funds’ investments.
At period-end, Franklin Equity Portfolio Fund allocated
76.6% of total net assets to domestic equity and 32.6% to
foreign equity. The Fund was diversified across capitalization sizes as the Fund’s managers sought to achieve a core
investment style, having characteristics of both growth and
value. Franklin U.S. Core Equity (IU) Fund, which seeks to
outperform the Russell 1000
®
Index benchmark by utilizing
a blended fundamental and quantitative approach, was the
largest equity underlying fund allocation at 76.6%.
3
Franklin
International Core Equity (IU) Fund was the second largest
equity underlying fund allocation at 23.9%, and Franklin
Emerging Market Core Equity (IU) Fund had an allocation of
8.7%.
Thank you for your participation in Franklin Equity Portfolio
Fund. We look forward to serving your future investment
needs.
Thomas A. Nelson, CFA
May Tong, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Fund Holdings
9/30/20
% of Total
Net Assets
a a
Franklin US Core Equity (IU) Fund 76.6%
Franklin International Core Equity (IU) Fund 23.9%
Franklin Emerging Market Core Equity (IU) Fund 8.7%
CFA
®
is a trademark owned by CFA Institute .
3. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of September 30, 2020
Franklin Equity Portfolio Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Since Inception (7/15/20) +1.70% +1.70%
See page 5 for Performance Summary footnotes.

Franklin Equity Portfolio Fund
Performance Summary

franklintempleton.com
Semiannual Report
All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Securities issued by small and mid-capitalization companies may be more volatile in price than larger company securities and may involve additional risks. Large companies may underperform relative to small and mid-capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. U.S. securities can be volatile in response to various forces including political and economic events, federal and state budget deficits; unpredictability of U.S. legislation on financial reform, health care, tax reform and infrastructure; risks of “trade wars;” and persistently low interest rates. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with internal and external political and economic developments, trading practices, availability of information, limited markets and currency exchange rate fluctuations and policies. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction and fee waiver; without these waivers, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
With Fee
Waiver
Without Fee
Waiver
0.50% 3.21%

Your Fund’s Expenses
Franklin Equity Portfolio Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. July 15, 2020 for Actual; April 1, 2020 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. Non-recurring expenses are not annualized. For Actual expenses, the multiplier is
77/365 to reflect the number of days since effective date.
3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/15 /20
1
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
7/15/20–9/30/20
2,3
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
2,3
a
Annualized
Expense
Ratio
3
$1,000 $1,017.00 $1.03 $1,009.53 $1.03 0.48%

franklintempleton.com
Semiannual Report
Franklin Fixed Income Portfolio Fund
This inaugural semiannual report for Franklin Fixed Income
Portfolio Fund covers the period since the Fund’s inception
on July 15, 2020, through September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks current income with long-term capital
appreciation as a secondary goal, by investing primarily
in other Franklin Templeton mutual funds and Franklin
Templeton and third-party exchange-traded funds (ETFs)
(together, the “underlying funds”). Through the Fund’s
investments in these underlying funds, the Fund normally
invests at least 80% of its net assets in fixed income
securities and other instruments that have economic
characteristics similar to fixed income securities.
Performance Overview
During the period from July 15, 2020, through September
30, 2020, the Fund posted a +0.00% cumulative total return.
For comparison, the Bloomberg Barclays U.S. Aggregate
Bond Index, which measures the performance of the
U.S. investment-grade, fixed-rate, taxable bond markets,
posted a -0.06% total return for the same period.
1
Also for
comparison, the Bloomberg Barclays Global Aggregate
Bond Index, which measures the performance of the global
investment-grade, fixed-rate, taxable bond markets, posted
a +1.57% total return for the same period.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 9 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global aggregate bond markets posted positive returns
during the period since the Fund’s inception on July 15,
2020, through September 30, 2020. Before the reporting
period, the U.S. government announced three new packages
of economic relief in April 2020, which brought total fiscal stimulus since the start of the COVID-19 outbreak to around
US$3 trillion. In May, U.S. Federal Reserve (Fed) Chair
Jerome Powell stated that the U.S. economy's recovery
*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
from the coronavirus crisis would probably be slow, and the
central bank soon initiated some of the measures announced
in March by beginning to purchase investment-grade
corporate bonds. According to the U.S. Bureau of Economic
Analysis, U.S. gross domestic product (GDP) had fallen
at an annualized rate of -31.4% in the second quarter, the
most significant single-quarter contraction on record for the world’s largest economy. After a lengthy review of its policy framework, the Fed also announced that it would tolerate
inflation moving above its longer-term goal of 2% to help
boost the U.S. economy. This announcement precipitated a
selloff in bonds, especially in longer-dated Treasuries, with a subsequent sharp steepening of the U.S. yield curve. In
September, the Fed kept its policy largely unchanged but
announced that it would consider extending the restrictions
on dividends and share buybacks for large banks. Mr.
Powell commented that economic activity, led by increased
household spending and an improving U.S. housing
market, had been resilient. Indeed, the central bank revised upward its projection for 2020 GDP growth, although it also
highlighted the need for Congress to agree on additional
fiscal stimulus. Against this backdrop, benchmark U.S.
Treasury yields declined slightly over the reporting period.
In Europe, before the reporting period, the European Central
Bank (ECB) decided at its end-of-April meeting not to
expand its asset purchase program, a sign that major central banks were taking stock of the considerable measures
launched in response to the COVID-19 crisis. Nonetheless,
the ECB did expand its program of loans to banks at
record-low rates. In May, the European Commission
proposed a further €750 billion recovery package, including
the issuance of new bonds, to help member states of the
European Union (EU) combat the economic impact of the
virus. Macroeconomic data released towards the end of the
second quarter was upbeat. During the reporting period,
the outlook for the eurozone was bolstered considerably
in July when EU leaders finally reached an agreement
Portfolio Composition
9/30/20
% of Total
Net Assets *
Domestic Fixed Income 119.2%
Foreign Fixed Income 21.0%
Short-Term Investments & Other Net Assets -40.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin Fixed Income Portfolio Fund

franklintempleton.com
Semiannual Report
on the rescue plan put forward in May. August saw signs
of recovery, although headline consumer inflation in the
eurozone fell from 0.4% in July to -0.2% in August, the first time in four years that the eurozone had entered a period of deflation. In September, the ECB stated that, like the Fed, it would consider allowing eurozone inflation to overshoot its
target. The ECB also urged the EU to contemplate making
its pandemic recovery fund permanent. In this environment,
benchmark yields on German bunds were broadly flat for the
period, though they remained well in negative territory at the end of September.
Investment Strategy
The Fund primarily invests in underlying funds that provide
exposure to U.S. and international fixed income securities,
including emerging markets securities, of any maturity
or duration, including government debt, corporate debt,
municipal securities and mortgage-backed and asset-backed
securities (including those that are issued on a when-issued or delayed delivery basis). Certain underlying funds may
hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In addition, some
underlying funds may have exposure to certain derivative
instruments.
In choosing underlying funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, duration and maturity. In addition, the investment manager evaluates the risk level of each underlying fund
by analyzing factors such as: (a) the underlying fund’s
performance, including comparative performance against its
benchmark indices and its Morningstar peer group, (b) the
correlation of the underlying fund’s performance with other
underlying funds and their corresponding benchmark indices,
and (c) volatility.
Manager’s Discussion
Franklin Fixed Income Portfolio Fund launched on July 15,
2020, with an objective of current income and long-term
capital appreciation as a secondary goal, while providing
diversified fixed income exposures across rates and credit
sectors. The Fund’s performance can be attributed to its
allocation among fixed income securities and to the actual
performance of the underlying funds’ investments.
At period-end, Franklin Fixed Income Portfolio Fund was
invested predominantly in domestic fixed income securities.
Franklin Liberty U.S. Core Bond ETF, which seeks to obtain
broad exposure to the Bloomberg Barclays U.S. Aggregate
Bond Index, was the largest position with an allocation of
88.4%. Franklin Liberty U.S. Treasury Bond ETF is the
second largest position with an allocation of 22.5%, and
Franklin Liberty Investment Grade Corporate ETF is the third largest position with an allocation of 18.2%.
Thank you for your participation in Franklin Fixed Income
Portfolio Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
May Tong, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Fund Holdings
9/30/20
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 88.4%
Franklin Liberty U.S. Treasury Bond ETF 22.5%
Franklin Liberty Investment Grade Corporate
ETF 18.2%
Franklin Liberty Federal Tax-Free Bond ETF 8.3%
Franklin Liberty High Yield Corporate ETF 2.8%

Performance Summary as of September 30, 2020
Franklin Fixed Income Portfolio Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Since Inception (7/15/20) +0.00% +0.00%
See page 10 for Performance Summary footnotes.

Franklin Fixed Income Portfolio Fund
Performance Summary

franklintempleton.com
Semiannual Report
All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. The Fund’s investments in ETFs may subject the Fund to additional risks than if the Fund would have in-
vested directly in the ETFs’ underlying securities. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall.
An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates.
Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with internal and external political and economic developments, trading practices, availability of information, limited markets, currency exchange rate fluctuations and policies. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction and fee waiver; without these waivers, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
With Fee
Waiver
Without Fee
Waiver
0.40% 3.35%

Your Fund’s Expenses
Franklin Fixed Income Portfolio Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. July 15, 2020 for Actual; April 1, 2020 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. Non-recurring expenses are not annualized. For Actual expenses, the multiplier is
77/365 to reflect the number of days since effective date.
3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/15/20
1
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
7/15/20–9/30/20
2,3
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
2,3
a
Annualized
Expense
Ratio
3
$1,000 $1,000.00 $0.42 $1,010.12 $0.43 0.20%

Franklin ETF Trust
Financial Highlights
Franklin Equity Portfolio Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Period Ended
September 30,
2020
a
(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment (loss)
c,d
............................................................................ (0.01)
Net realized and unrealized gains (losses) ............................................................. 0.18
Total from investment operations ...................................................................... 0.17
Net asset value, end of period ........................................................................ $10.17
Total return
e
..................................................................................... 1.70%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 78.92%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.48%
Net investment (loss) .............................................................................. (0.48)%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $303
Portfolio turnover rate .............................................................................. 0.61%
a
For the period July 15, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.01% for the period ended September 30, 2020.

Franklin ETF Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Equity Portfolio Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
109.2%
Domestic Equity 76.6%
a
Franklin US Core Equity (IU) Fund ...................................... 20,218 $ 232,508
Foreign Equity 32.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 2,503 26,253
a
Franklin International Core Equity (IU) Fund ............................... 6,879 72,503
98,756
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $335,329)
331,264
a a a a
a
Total Investments (Cost $335,329) 109.2% ......................................
$331,264
Other Assets, less Liabilities (9.2)% ...........................................
(27,905)
Net Assets 100.0% ...........................................................
$303,359
See Abbreviations on page 23 .
a
See Note 3(c) regarding investments in FT Underlying Funds.

Franklin ETF Trust
Financial Highlights
Franklin Fixed Income Portfolio Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Period Ended
September 30,
2020
a
(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.08
Net realized and unrealized gains (losses) ............................................................. (0.08)
Net asset value, end of period ........................................................................ $10.00
Total return
e
..................................................................................... —%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 334.05%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.20%
Net investment income ............................................................................. 3.76%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $68
Portfolio turnover rate .............................................................................. —%
a
For the period July 15, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.19% for the period ended September 30, 2020.

Franklin ETF Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Fixed Income Portfolio Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
140.2%
Domestic Fixed Income 119.2%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 210 $ 5,634
a
Franklin Liberty U.S. Core Bond ETF ..................................... 2,284 59,932
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 605 15,261
80,827
Foreign Fixed Income 21.0%
a
Franklin Liberty High Yield Corporate ETF ................................. 74 1,872
a
Franklin Liberty Investment Grade Corporate ETF ........................... 465 12,379
14,251
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $95,736)
95,078
a a a a
a
Total Investments (Cost $95,736) 140.2% .......................................
$95,078
Other Assets, less Liabilities (40.2)% ..........................................
(27,259)
Net Assets 100.0% ...........................................................
$67,819
See Abbreviations on page 23 .
a
See Note 3(c) regarding investments in FT Underlying Funds.

Franklin ETF Trust
Financial Statements
Statements of Assets and Liabilities
September 30, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Not e 3c) ....................................... 335,329 95,736
Value - Non-controlled affiliates (Not e 3c) ...................................... 331,264 95,078
Cash ................................................................... 327 295
Receivables:
Investment securities sold .................................................. 106 725
Dividends .............................................................. — 199
Affiliates ............................................................... 63 19
Offering costs ............................................................ 51,752 51,474
Other assets ............................................................. 8,690 8,763
Total assets ......................................................... 392,202 156,553
Liabilities:
Payables:
Investment securities purchased ............................................. 106 726
Management fees ........................................................ 62 15
Transfer agent fees ....................................................... 241 232
Professional fees ........................................................ 6,863 6,863
Offering costs ............................................................ 80,019 79,347
Accrued expenses and other liabilities .......................................... 1,552 1,551
Total liabilities ........................................................ 88,843 88,734
Net assets, at value ................................................ $303,359 $67,819
Net assets consist of:
Paid-in capital ............................................................ $307,628 $68,156
Total distributable earnings (losses) ............................................ (4,269) (337)
Net assets, at value ................................................ $303,359 $67,819
Shares outstanding ........................................................ 29,817 6,784
Net asset value per share ................................................... $10.17 $10.00

Franklin ETF Trust
Financial Statements
Statements of Operations
for the period ended September 30, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Investment income:
Dividends:
Non-controlled affiliates (Not e 3c) ............................................ $— $338
Expenses:
Management fees (Note 3 a ) .................................................. 90 21
Transfer agent fees ........................................................ 305 300
Reports to shareholders ..................................................... 1,074 1,074
Professional fees .......................................................... 6,863 6,863
Organization costs ......................................................... 14,202 13,884
Amortization of offering costs ................................................. 14,065 13,989
Other ................................................................... 478 478
Total expenses ........................................................ 37,077 36,609
Expenses waived/paid by affiliates (Not e 3c a nd 3 d ) ............................. (36,899) (36,592)
Net expenses ........................................................ 178 17
Net investment income (loss) ........................................... (178) 321
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Not e 3c) .......................................... (26) —
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Not e 3c) .......................................... (4,065) (658)
Net realized and unrealized gain (loss) ........................................... (4,091) (658)
Net increase (decrease) in net assets resulting from operations ......................... $(4,269) $(337)

Franklin ETF Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Equity
Portfolio Fund
Franklin Fixed Income
Portfolio Fund
Period Ended
September 30, 2020
(unaudited)
a
Period Ended
September 30, 2020
(unaudited)
a
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(178) $321
Net realized gain (loss) ................................................. (26) —
Net change in unrealized appreciation (depreciation) ........................... (4,065) (658)
Net increase (decrease) in net assets resulting from operations ................ (4,269) (337)
Capital share transactions (Note 2 ) .......................................... 307,628 68,156
Net increase (decrease) in net assets ................................... 303,359 67,819
Net assets:
End of period .......................................................... $303,359 $67,819
a
For the period July 15, 2020 (effective date) to September 30, 2020.

Franklin ETF Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin ETF Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds invest primarily in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds).
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports in which each Fund
invests is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov. The Underlying
Funds’ shareholder reports are not covered by this report.
Effective March 25, 2020, the Trust began offering shares of the Franklin Equity Portfolio Fund and Franklin Fixed Income
Portfolio Fund.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share as of 4 p.m. Eastern time each day the New
York Stock Exchange (NYSE) is open for trading. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. Exchange traded funds
(ETFs) listed on an exchange or on the NASDAQ National
Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and capital
gain distributions are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust. Certain Fund
specific expenses are allocated directly to the Fund that
incurred the expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
d. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.

Franklin ETF Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
Franklin Equity Portfolio Fund
Franklin Fixed Income Portfolio
Fund
Shares Amount Shares Amount
Single Class
Six Months ended September 30, 2020
a
Shares sold ................................... 30,088 $310,366 6,931 $69,630
Shares redeemed ............................... (271) (2,738) (147) (1,474)
Net increase (decrease) .......................... 29,817 $307,628 6,784 $68,156
a
For the period July 15, 2020 (effective date) to September 30, 2020.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
1. Organization and Significant Accounting Policies
(continued)

Franklin ETF Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Investments in FT Underlying Funds
The Funds invest primarily in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The
Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market
Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended September 30, 2020, were as follows:
d. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding acquired fund fees and expenses and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each of the Funds does not exceed 0.50% and 0.40%, respectively, based on the average net assets of each Fund until July 31, 2021.
4. Income Taxes
At September 30, 2020, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Equity Portfolio Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $— $26,991 $ (321) $(10) $(407) $ 26,253 2,503 $ —
Franklin International Core Equity
(IU) Fund ................ — 74,522 (955) (16) (1,048) 72,503 6,879 —
Franklin US Core Equity (IU) Fund — 235,118 — — (2,610) 232,508 20,218 —
Total Non-Controlled Affiliates $— $336,631 $(1,276) $ (26) $ (4,065) $331,264 $ —
Total Affiliated Securities .... $— $336,631 $(1,276) $(26) $(4,065) $331,264 $—
Franklin Fixed Income Portfolio Fund
Non-Controlled Affiliates
Franklin Liberty Federal Tax-Free
Bond ETF ................ $— $5,686 $— $ — $ (52) $ 5,634 210 $ 16
Franklin Liberty High Yield
Corporate ETF ............ — 1,894 — — (22) 1,872 74 16
Franklin Liberty Investment Grade
Corporate ETF ............ — 12,536 — — (157) 12,379 465 51
Franklin Liberty U.S. Core Bond
ETF .................... — 60,281 — — (349) 59,932 2,284 213
Franklin Liberty U.S. Treasury Bond
ETF .................... — 15,339 — — (78) 15,261 605 42
Total Non-Controlled Affiliates $— $95,736 $— $ — $ (658) $95,078 $ 338
Total Affiliated Securities .... $— $95,736 $— $— $(658) $95,078 $338
3. Transactions with Affiliates
(continued)

Franklin ETF Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Investment Transactions
Purchases and sales (excluding short term securities) for the period ended September 30, 2020, were as follows:
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2020, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement(s) of Investments.
8. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
a a a
Cost of investments ....................... $335,329 $95,736
Unrealized appreciation ..................... $— $—
Unrealized depreciation ..................... (4,065) (658)
Net unrealized appreciation (depreciation) ....... $(4,065) $(658)
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Purchases .............................. $326,642 $—
Sales .................................. $1,276 $—
4. Income Taxes
(continued)

Franklin ETF Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ETF Exchange-Traded Fund
8. New Accounting Pronouncements
(continued)

Franklin ETF Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN ETF TRUST
Franklin Equity Portfolio Fund
Franklin Fixed Income Portfolio Fund
(each a Fund)
At a meeting held on May 14, 2020 (Meeting), the
Board of Trustees (Board) of Franklin ETF Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved an
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each
Fund (each a Management Agreement) for an initial two-
year period. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate.
In considering the approval of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout the
year at meetings of the Board and its committees. The Board
reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but
not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as each Fund grows.
The Board also reviewed and considered the form of each
Management Agreement and the terms of each Management
Agreement which were explained at the Meeting.
In approving each Management Agreement, the Board,
including a majority of the Independent Trustees, determined that the terms of each proposed Management Agreement
are fair and reasonable and that such Management
Agreement is in the interests of each Fund and its
shareholders. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by the Manager and its affiliates to each Fund and its shareholders. This information included
management’s explanation that it expects to offer each
Fund initially through an automated investment program
designed to provide customized personal financial solutions
for retail investors. This information also included, among
other things, each Fund’s proposed investment strategies
and the ability of the Manager to implement such investment
strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-
to-day portfolio management of each Fund; the Manager’s
experience as the manager of other funds and accounts,
including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies
and resources of the Manager; and the Manager’s
compliance capabilities, as demonstrated by, among other
things, its policies and procedures reasonably designed to
prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940).
Following consideration of such information, the Board was
satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to each Fund and
its shareholders.
Fund Performance
The Board noted that, as the Funds have not yet
commenced investment operations, there was no investment
performance for the Funds. The Board also considered the
proposed performance benchmark for each Fund and how
such benchmark would be utilized to measure performance
of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s proposed total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board considered the proposed total
expense ratio and, separately, the proposed contractual
management fee rate, without the effect of fee waivers, if any
(Management Rate) of a Fund in comparison to the median
expense ratio and median Management Rate, respectively,
of other funds deemed comparable to and with a similar
expense structure as the Fund (Expense Group) as selected

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Semiannual Report
by Broadridge Financial Solutions, Inc. (Broadridge), an
independent organization. Broadridge fee and expense
data is based upon information taken from each fund’s most
recent annual report (excluding each Fund), which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description
of the methodology used by Broadridge to select the funds
included in an Expense Group.
Franklin Equity Portfolio Fund - The Expense Group for the
Fund was comprised of actively managed funds-of-funds and
funds of exchange-traded funds, which included the Fund,
three other global multi-cap core funds, one global multi-cap value fund and one global multi-cap growth fund. The Board
noted that the proposed Management Rate was below the
median of its Expense Group. The Board also noted that the
estimated total expense ratio for the Fund was above the
median of its Expense Group. The Board concluded that the
Management Rate to be charged to the Fund is reasonable.
In doing so, the Board noted the Fund’s estimated total
expense ratio reflected a fee waiver from management.
Franklin Fixed Income Portfolio Fund - The Expense Group
for the Fund was comprised of actively managed funds-of-
funds and funds of exchange-traded funds, which included
the Fund, two other general bond funds, three core bond
funds and one core plus bond fund. The Board noted that
the Fund’s proposed Management Rate and estimated
total expense ratio were below the medians of its Expense
Group. The Board concluded that the Management Rate to
be charged to the Fund is reasonable. In doing so, the Board noted the Fund’s estimated total expense ratio reflected a
fee waiver from management.
Profitability
The Board then noted that the Manager (and its affiliates)
could not report any financial results from their relationships with the Funds because the Funds have not yet commenced
investment operations, and thus, the Board could not
evaluate the Manager’s (or its affiliates’) profitability with respect to the Funds.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale in the future, the Board noted that it is not anticipated that the Funds will generate significant, if any, profit for the
Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
each Management Agreement for an initial two-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity

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Shareholder Information

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Semiannual Report
risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at libertyshares.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund's financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

FPF S 11/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin ETF Trust
Investment Manager Distributor Shareholder Services
Franklin Advisors, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts is Rohit Baghat and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.          N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By __S\MATTHEW T. HINKLE_______
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\MATTHEW T. HINKLE_______
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date November 25, 2020

By  S\Vivek Pai _______
 Vivek Pai
    Chief Financial Officer and Chief Accounting Officer
Date November 25, 2020